Progress Collections and Deferred Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disaggregation of Revenue [Line Items]
Progress collections and deferred income (contract liabilities) (1)	$ 1,775	$ 2,038	$ 2,757
Revenue recognized, included in contract liability	1,525	2,401
Progress collections
Disaggregation of Revenue [Line Items]
Progress collections and deferred income (contract liabilities) (1)	1,456	1,673
Deferred income
Disaggregation of Revenue [Line Items]
Progress collections and deferred income (contract liabilities) (1)	$ 319	$ 365